Derivative Instruments - Fair Value of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Fair value of interest rate swap hedging instruments -current and non current portions	$ 35,591	$ 45,315